Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net Loss	$ (7,329)	$ (20,330)	$ (24,507)	$ (31,887)	$ (66,304)	$ (70,130)
Unrealized gain on available for sale debt securities		375		375
Unrealized foreign exchange gain (loss) from cumulative translation adjustments	9	281	(1,250)	180	1,017	(617)
Comprehensive Loss	$ (7,320)	$ (19,674)	$ (25,757)	$ (31,332)	$ (65,287)	$ (70,747)